                                                                   American Life


                             SEPARATE ACCOUNT NO. 2

                               SEMI-ANNUAL REPORT

                                       &

                             SEMI-ANNUAL REPORTS OF

                    MUTUAL OF AMERICA INVESTMENT CORPORATION

                     SCUDDER VARIABLE LIFE INVESTMENT FUND

                 AMERICAN CENTURY VP CAPITAL APPRECIATION FUND

                CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO

             FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND:
                            EQUITY-INCOME PORTFOLIO

           FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND II:
                    CONTRAFUND AND ASSET MANAGER PORTFOLIOS


                                 JUNE 30, 1997

   This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

                            SEPARATE ACCOUNT NO. 2
                              SEMI-ANNUAL REPORT
                                 JUNE 30, 1997

Dear Participant:

  We are pleased to send you the 1997 Semi-Annual Report of American Life's Separate Account No. 2. This Account, which commenced operations in late 1993, is an investment vehicle for participants in our Individual Retirement Annuity programs, Thrift Plans, as well as for Flexible Premium Annuity policyholders. Separate Account No. 2 consists of sixteen distinct funds. Each invests in shares of one of eight funds of Mutual of America Investment Corporation (the "Investment Company"): the Money Market, All America, Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite and Aggressive Equity Funds; three portfolios of Scudder Variable Life Investment Fund ("Scudder"): the Bond, Capital Growth and International Portfolios; the VP Capital Appreciation Fund (formerly TCI Growth) of American Century Variable Portfolios, Inc. ("American Century"); the Balanced Portfolio of Acacia Capital Corporation's Calvert Responsibly Invested Portfolios ("Calvert"); the Equity-Income Portfolio of Fidelity Investments Variable Insurance Products Fund ("Fidelity VIP"); and the Contrafund and Asset Manager Portfolios of Fidelity Investments Variable Insurance Products Fund II ("Fidelity VIP II").

  Each of the funds of Separate Account No. 2 owns shares in a similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert, portfolio of Fidelity VIP and portfolio of Fidelity VIP II. The investment results of each of the funds of Separate Account No. 2 are based on the performance of the corresponding funds or portfolios of the Investment Company, Scudder, American Century, Calvert, Fidelity VIP and Fidelity VIP II.

  The Separate Account funds invest in funds and portfolios which have the following investment objectives:

  THE INVESTMENT COMPANY MONEY MARKET FUND: This Fund seeks to obtain high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital through investments in money market instruments and other short-term debt securities.

  THE INVESTMENT COMPANY ALL AMERICA FUND: The investment objective for approximately 60% of the assets of this Fund (the "Indexed Assets") is to provide investment results that, to the extent practical, correspond to the performance of the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500"). The Indexed Assets are invested in the same manner as the Equity Index Fund described below. The investment objective for the remaining approximately 40% of the assets (the "Active Assets") is to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of securities that may include common stocks, securities convertible into common stocks, bonds and money market instruments.

  THE INVESTMENT COMPANY EQUITY INDEX FUND: This Fund seeks to duplicate, as closely as possible, the investment performance of the S&P 500 by investing in approximately 500 publicly traded stocks that comprise the S&P 500 ("Standard & Poor's 500", "S&P" and "S&P 500" are trademarks of Standard & Poor's Corporation).

  THE INVESTMENT COMPANY BOND FUND: This Fund seeks a high level of current income, together with preservation of capital, through investments in such securities as U.S. Government, corporate and other notes and bonds.

  THE INVESTMENT COMPANY SHORT-TERM BOND FUND: This Fund seeks a high level of current income, together with preservation of capital, through investments in such securities as U.S. Government, corporate and other notes and bonds with an average maturity of one to three years.

  THE INVESTMENT COMPANY MID-TERM BOND FUND: This Fund seeks a high level of current income, together with preservation of capital, through investments in such securities as U.S. Government, corporate and other notes and bonds with an average maturity of three to seven years.

  THE INVESTMENT COMPANY COMPOSITE FUND: This Fund seeks a high total rate of return on investments, through both appreciation of capital and current income, through investments in a diversified portfolio of common stocks, bonds and money market instruments.

  THE INVESTMENT COMPANY AGGRESSIVE EQUITY FUND: The investment objective for approximately half of the assets of the Fund is to achieve capital appreciation by investing in companies believed to possess above-average growth potential. Growth can be in the areas of earnings or gross sales which can be measured in either dollars or in unit volume. The investment objective for the other half of the assets of the Fund is to achieve capital appreciation by investing in companies believed to possess valuable assets or whose securities are undervalued in the marketplace in relation to factors such as a company's assets, earnings or growth potential.

                                       I

  THE SCUDDER BOND PORTFOLIO: This Portfolio seeks a high level of income consistent with a high quality portfolio of debt securities.

  THE SCUDDER CAPITAL GROWTH PORTFOLIO: This Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program. The Portfolio invests in marketable securities, principally common stocks, and consistent with its objective, may invest in preferred stocks and short-term debt instruments.

  THE SCUDDER INTERNATIONAL PORTFOLIO: This Portfolio seeks long-term capital growth through investing primarily in diversified holdings of marketable foreign equity investments in companies, wherever organized, which do business primarily outside the United States and which are listed on foreign exchanges.

  THE VP CAPITAL APPRECIATION FUND: This Fund seeks capital growth over time by investing primarily in common stocks (including securities convertible into common stocks and, at times, well-established foreign stocks) of growth companies across all capitalization ranges that are considered by management to have better-than-average prospects for appreciation. Prior to May 1, 1997, this Fund was known as TCI Growth Fund.

  THE CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO: This Portfolio seeks a total return above the rate of inflation through an actively managed portfolio of stocks, bonds and money market instruments selected with a concern for the social impact of each investment.

  THE FIDELITY VIP EQUITY-INCOME PORTFOLIO: This Portfolio seeks reasonable income by investing primarily in income-producing equity securities while considering the potential for capital appreciation. Secondarily, the Portfolio's goal is to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500.

  THE FIDELITY VIP II CONTRAFUND PORTFOLIO: This Portfolio seeks long-term capital appreciation by investing primarily in a broad variety of common stocks using both growth-oriented and contrarian disciplines.

  THE FIDELITY VIP II ASSET MANAGER PORTFOLIO: This Portfolio seeks high long-term return with reduced risk by using a broadly diversified mix of stocks, bonds and short-term fixed-income investments.

  For the six months ended June 30, 1997, the following total returns were experienced in these sixteen Separate Account funds:

      Investment Company Money Market Fund(1)............................ + 1.9%
      Investment Company All America Fund................................ +16.1%
      Investment Company Equity Index Fund............................... +19.6%
      Investment Company Bond Fund....................................... + 2.1%
      Investment Company Short-Term Bond Fund............................ + 2.0%
      Investment Company Mid-Term Bond Fund.............................. + 2.0%
      Investment Company Composite Fund.................................. + 6.4%
      Investment Company Aggressive Equity Fund.......................... +12.4%
      Scudder Bond Fund.................................................. + 2.3%
      Scudder Capital Growth Fund........................................ +23.1%
      Scudder International Fund......................................... +13.2%
      American Century VP Capital Appreciation Fund...................... - 4.1%
      Calvert Responsibly Invested Balanced Fund......................... + 9.6%
      Fidelity VIP Equity-Income Fund.................................... +15.6%
      Fidelity VIP II Contrafund......................................... +10.8%
      Fidelity VIP II Asset Manager Fund................................. +10.4%

     -------
     (1) The current seven-day net annualized yield as of 8/19/97 was 3.95% and is not necessarily indicative of future actual yields.

  Total return is equal to the changes in the value of a unit of participation in a fund from the beginning to the end of the specified period. It reflects investment income earned and reinvested plus the changes in the market value (whether realized or unrealized) of the securities in the respective fund or portfolio of the Investment Company, Scudder, American Century, Calvert or Fidelity during the indicated period. Results are net of all charges, including a monthly service charge (assessed against an average account balance for all individually allocated contracts) based upon a hypothetical $1,000 invested at the

                                      II
beginning of the period. These returns are not guaranteed and are not necessarily indicative of the future investment performance of the particular fund. Withdrawals and contributions made within a period would experience different rates of return based on the respective unit values on the dates of such transactions.

  This report includes financial statements for each fund of Separate Account No. 2. Following this report are the financial statements for each similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP and VIP II.

  I hope you will find this report helpful and informative.

                                      Sincerely,

                                      /s/ Manfred Altstadt

                                      Manfred Altstadt
                                      Senior Executive Vice President
                                      and Chief Financial Officer,
                                      The American Life Insurance Company of
                                      New York

                                      III

                                    CONTENTS

                                                                          PAGE
                                                                          ----
SEMI-ANNUAL REPORT OF AMERICAN LIFE SEPARATE ACCOUNT NO. 2...............    I
 Statement of Assets and Liabilities.....................................   VI
 Statement of Operations................................................. VIII
 Statements of Changes in Net Assets.....................................    X
 Notes to Financial Statements........................................... XIII
SEMI-ANNUAL REPORT OF MUTUAL OF AMERICA INVESTMENT CORPORATION...........    1
 President's Message.....................................................    1
 Portfolio Management Discussions........................................    2
 Portfolio of Investments in Securities:
   Money Market Fund.....................................................    9
   All America Fund......................................................   10
   Equity Index Fund.....................................................   19
   Bond Fund.............................................................   25
   Short-Term Bond Fund..................................................   28
   Mid-Term Bond Fund....................................................   30
   Composite Fund........................................................   32
   Aggressive Equity Fund................................................   37
 Statement of Assets and Liabilities.....................................   44
 Statement of Operations.................................................   45
 Statements of Changes in Net Assets.....................................   46
 Financial Highlights....................................................   48
 Notes to Financial Statements...........................................   54
SEMI-ANNUAL REPORT OF SCUDDER VARIABLE LIFE INVESTMENT FUND
SEMI-ANNUAL REPORT OF VP CAPITAL APPRECIATION FUND OF AMERICAN CENTURY
 VARIABLE PORTFOLIOS, INC.
SEMI-ANNUAL REPORT OF CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO OF
 ACACIA CAPITAL CORPORATION
SEMI-ANNUAL REPORT OF FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS
 FUND: EQUITY-INCOME PORTFOLIO
SEMI-ANNUAL REPORT OF FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS
 FUND II: CONTRAFUND PORTFOLIO
SEMI-ANNUAL REPORT OF FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS
 FUND II: ASSET MANAGER PORTFOLIO

                                       IV

                      [This page intentionally left blank]

                                       V

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 1997 (UNAUDITED)

                                                  INVESTMENT COMPANY
                                   ------------------------------------------------
                                   MONEY MARKET ALL AMERICA EQUITY INDEX    BOND
                                       FUND        FUND         FUND        FUND
                                   ------------ ----------- ------------ ----------
Assets:
Investments in Mutual of America
 Investment Corporation at market
 value
 (Cost:
 Money Market Fund -- $168,697
 All America Fund -- $3,803,724
 Equity Index Fund -- $2,735,228
 Bond Fund --       $709,607)
 (Notes 1 and 2).................    $168,867   $4,602,190   $3,149,756    $693,602
Due From (To) General Account....      12,621      341,329      218,309      42,037
                                     --------   ----------   ----------  ----------
Net Assets.......................    $181,488   $4,943,519   $3,368,065    $735,639
                                     ========   ==========   ==========  ==========
Unit Value at June 30, 1997 (Note
 5)..............................       $1.91        $6.27        $2.06       $2.81
                                     ========   ==========   ==========  ==========
Number of Units Outstanding at
 June 30, 1997 (Note 5)..........      94,957      788,389    1,638,132     261,880
                                     ========   ==========   ==========  ==========
                                                  INVESTMENT COMPANY
                                   ------------------------------------------------
                                                                         AGGRESSIVE
                                    SHORT-TERM   MID-TERM    COMPOSITE     EQUITY
                                    BOND FUND    BOND FUND      FUND        FUND
                                   ------------ ----------- ------------ ----------
Assets:
Investments in Mutual of America
 Investment Corporation at market
 value
 (Cost:
 Short-Term Bond Fund --  $22,009
 Mid-Term Bond Fund --    $49,185
 Composite Fund --     $2,110,301
 Aggressive Equity Fund --
                       $3,777,428)
 (Notes 1 and 2).................     $22,115      $44,889   $2,124,254  $4,118,078
Due From (To) General Account....      (2,132)      11,302       33,021     (67,650)
                                     --------   ----------   ----------  ----------
Net Assets.......................     $19,983      $56,191   $2,157,275  $4,050,428
                                     ========   ==========   ==========  ==========
Unit Value at June 30, 1997 (Note
 5)..............................       $1.16        $1.21        $4.00       $2.02
                                     ========   ==========   ==========  ==========
Number of Units Outstanding at
 June 30, 1997 (Note 5)..........      17,173       46,277      539,630   2,002,096
                                     ========   ==========   ==========  ==========


   The accompanying notes are an integral part of these financial statements.

                                       VI

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 1997 (UNAUDITED)

                                                                              AMERICAN
                                                       SCUDDER                CENTURY      CALVERT
                                           -------------------------------- ------------ -----------
                                                    CAPITAL                  VP CAPITAL  RESPONSIBLY
                                            BOND     GROWTH   INTERNATIONAL APPRECIATION  INVESTED
                                            FUND      FUND        FUND          FUND        FUND
                                           ------- ---------- ------------- ------------ -----------
Assets:
Investments in Scudder Portfolios,
 American Century VP Capital
 Appreciation Fund and Calvert
 Responsibly Invested Portfolio at
 market value
 (Cost:
 Scudder Bond Fund --            $66,461
 Scudder Capital Growth Fund --
                              $2,269,480
 Scudder International Fund --  $897,876
 American Century VP Capital
  Appreciation Fund --          $745,107
 Calvert Responsibly Invested Fund --
                                $355,495)
 (Notes 1 and 2)........................   $66,849 $2,675,613  $1,021,411     $684,099    $392,536
Due From (To) General Account...........    16,806    167,487     313,134       (7,007)      1,953
                                           ------- ----------  ----------     --------    --------
Net Assets..............................   $83,655 $2,843,100  $1,334,545     $677,092    $394,489
                                           ======= ==========  ==========     ========    ========
Unit Value at June 30, 1997 (Note 5)....    $11.76     $27.25      $15.23       $11.07       $2.45
                                           ======= ==========  ==========     ========    ========
Number of Units Outstanding at June 30,
 1997
 (Note 5)...............................     7,114    104,339      87,645       61,151     160,900
                                           ======= ==========  ==========     ========    ========

                                                       FIDELITY
                                        ---------------------------------------
                                             VIP        VIP II       VIP II
                                        EQUITY-INCOME   CONTRA    ASSET MANAGER
                                            FUND         FUND         FUND
                                        ------------- ----------  -------------
Assets:
Investments in Fidelity Portfolios at
 market value
 (Cost:
 VIP Equity-Income Fund -- $1,920,050
 VIP II Contra Fund --  $2,775,098
 VIP II Asset Manager Fund -- $890,179)
 (Notes 1 and 2)......................   $2,125,820   $3,230,138    $939,286
Due From (To) General Account.........      (88,264)     (44,296)      5,736
                                         ----------   ----------    --------
Net Assets............................   $2,037,556   $3,185,842    $945,022
                                         ==========   ==========    ========
Unit Value at June 30, 1997 (Note 5)..       $25.38       $18.41      $19.60
                                         ==========   ==========    ========
Number of Units Outstanding at June
 30, 1997 (Note 5)....................       80,281      173,041      48,222
                                         ==========   ==========    ========

   The accompanying notes are an integral part of these financial statements.

                                      VII

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                              INVESTMENT COMPANY
                               -------------------------------------------------
                               MONEY MARKET ALL AMERICA EQUITY INDEX    BOND
                                   FUND        FUND         FUND        FUND
                               ------------ ----------- ------------ -----------
Investment Income and
 Expenses:
Income (Notes 1 and 4):
 Dividends...................    $   --      $    --      $    --     $    --
Total Income.................        --           --           --          --
                                 -------     --------     --------    --------
Expenses (Note 3):
 Fees........................        826       23,269       15,793       5,013
 Administrative Expenses.....        388        3,144        1,507         669
                                 -------     --------     --------    --------
Total Expenses...............      1,214       26,413       17,300       5,682
                                 -------     --------     --------    --------
Net Investment Income (Loss).     (1,214)     (26,413)     (17,300)     (5,682)
                                 -------     --------     --------    --------
Net Realized and Unrealized
 Gain (Loss) on Investments
 (Note 1):
 Net realized gain (loss) on
  investments................       (585)      29,715       71,622     (16,665)
 Net unrealized appreciation
  (depreciation) of
  investments................      4,114      596,897      392,364      35,990
                                 -------     --------     --------    --------
Net Realized and Unrealized
 Gain (Loss) on Investments..      3,529      626,612      463,986      19,325
                                 -------     --------     --------    --------
Net Increase (Decrease) in
 Net Assets Resulting from
 Operations..................    $ 2,315     $600,199     $446,686    $ 13,643
                                 =======     ========     ========    ========
                                              INVESTMENT COMPANY
                               -------------------------------------------------
                                SHORT-TERM   MID-TERM    COMPOSITE   AGGRESSIVE
                                BOND FUND    BOND FUND      FUND     EQUITY FUND
                               ------------ ----------- ------------ -----------
Investment Income and
 Expenses:
Income (Notes 1 and 4):
 Dividends...................    $   --      $    --      $    --     $    --
                                 -------     --------     --------    --------
Total income.................        --           --           --          --
                                 -------     --------     --------    --------
Expenses (Note 3):
 Fees........................        157        1,115       11,726      20,042
 Administrative Expenses.....         68          114        1,831         873
                                 -------     --------     --------    --------
Total Expenses...............        225        1,229       13,557      20,915
                                 -------     --------     --------    --------
Net Investment Income (Loss).       (225)      (1,229)     (13,557)    (20,915)
                                 -------     --------     --------    --------
Net Realized and Unrealized
 Gain (Loss) on Investments
 (Note 1):
 Net realized gain (loss) on
  investments................          9      (33,416)      (5,052)     20,591
 Net unrealized appreciation
  (depreciation) of
  investments................        714       36,147      144,259     398,493
                                 -------     --------     --------    --------
Net Realized and Unrealized
 Gain (Loss) on Investments..        723        2,731      139,207     419,084
                                 -------     --------     --------    --------
Net Increase (Decrease) in
 Net Assets Resulting from
 Operations..................    $   498     $  1,502     $125,650    $398,169
                                 =======     ========     ========    ========

   The accompanying notes are an integral part of these financial statements.

                                      VIII

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                                           AMERICAN
                                     SCUDDER               CENTURY      CALVERT
                          ------------------------------ ------------ -----------
                                  CAPITAL                 VP CAPITAL  RESPONSIBLY
                           BOND    GROWTH  INTERNATIONAL APPRECIATION  INVESTED
                           FUND     FUND       FUND          FUND        FUND
                          ------  -------- ------------- ------------ -----------
Investment Income and
 Expenses:
Income (Notes 1 and 4):
 Dividends..............  $1,440  $128,418   $ 17,852      $ 14,033     $    --
                          ------  --------   --------      --------     -------
Total income............   1,440   128,418     17,852        14,033          --
                          ------  --------   --------      --------     -------
Expenses (Note 3):
 Fees...................     258    11,175      4,997         3,504       1,756
Administrative Expenses.     316       595        150           116         416
                          ------  --------   --------      --------     -------
Total Expenses..........     574    11,770      5,147         3,620       2,172
                          ------  --------   --------      --------     -------
Net Investment Income
 (Loss).................     866   116,648     12,705        10,413      (2,172)
                          ------  --------   --------      --------     -------
Net Realized and
 Unrealized Gain (Loss)
 on Investments (Note
 1):
 Net realized gain
  (loss) on investments.      (7)   49,610     11,413       (22,974)      1,248
 Net unrealized
  appreciation
  (depreciation) of
  investments...........     113   240,908     89,452       (11,871)     30,934
                          ------  --------   --------      --------     -------
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........     106   290,518    100,865      (34,845)      32,182
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations........  $  972  $407,166   $113,570      $(24,432)    $30,010
                          ======  ========   ========      ========     =======

                                                          FIDELITY
                                            ------------------------------------
                                                 VIP       VIP II     VIP II
                                            EQUITY-INCOME  CONTRA  ASSET MANAGER
                                                FUND        FUND       FUND
                                            ------------- -------- -------------
Investment Income and Expenses:
Income (Notes 1 and 4):
 Dividends................................    $147,393    $ 87,685    $82,858
                                              --------    --------    -------
Total income..............................     147,393      87,685     82,858
                                              --------    --------    -------
Expenses (Note 3):
 Fees.....................................      10,173      17,632      4,679
 Administrative Expenses..................       1,795       1,249        580
                                              --------    --------    -------
Total Expenses............................      11,968      18,881      5,259
                                              --------    --------    -------
Net Investment Income (Loss)..............     135,425      68,804     77,599
                                              --------    --------    -------
Net Realized and Unrealized Gain (Loss) on
 Investments (Note 1):
 Net realized gain (loss) on investments..      16,060      34,217        635
 Net unrealized appreciation
  (depreciation) of investments...........      94,401     164,191      1,194
                                              --------    --------    -------
Net Realized and Unrealized Gain (Loss) on
 Investments..............................     110,461     198,408      1,829
                                              --------    --------    -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations................    $245,886    $267,212    $79,428
                                              ========    ========    =======

   The accompanying notes are an integral part of these financial statements.

                                       IX

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                       INVESTMENT COMPANY
                          -----------------------------------------------------------------------------
                             MONEY MARKET  FUND         ALL AMERICA FUND          EQUITY INDEX FUND
                          ------------------------- ------------------------- -------------------------
                          FOR THE SIX               FOR THE SIX               FOR THE SIX
                          MONTHS ENDED   FOR THE    MONTHS ENDED   FOR THE    MONTHS ENDED   FOR THE
                              JUNE      YEAR ENDED      JUNE      YEAR ENDED      JUNE      YEAR ENDED
                            30, 1997   DECEMBER 31,   30, 1997   DECEMBER 31,   30, 1997   DECEMBER 31,
                          (UNAUDITED)      1996      (UNAUDITED)     1996      (UNAUDITED)     1996
                          ------------ ------------ ------------ ------------ ------------ ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................    $ (1,214)   $   1,708    $  (26,413)  $  123,170   $  (17,300)  $   35,099
 Net realized gain
  (loss) on investments.        (585)        (639)       29,715      131,267       71,622       82,968
 Net unrealized
  appreciation
  (depreciation) of
  investments ..........       4,114          812       596,897      158,864      392,364       10,360
                            --------    ---------    ----------   ----------   ----------   ----------
 Net Increase (Decrease)
  in net assets
  resulting from
  operations............       2,315        1,881       600,199      413,301      446,686      128,427
                            --------    ---------    ----------   ----------   ----------   ----------
From Unit Transactions:
 Contributions..........      56,040      181,254       948,716    1,923,323    1,078,034    1,006,616
 Withdrawals............      (1,619)    (105,802)     (259,968)    (467,717)    (110,733)    (601,063)
 Net Transfers..........         886      (66,628)      301,636      399,364      480,646      466,940
                            --------    ---------    ----------   ----------   ----------   ----------
Net Increase (Decrease)
 from unit transactions.      55,307        8,824       990,384    1,854,970    1,447,947      872,493
                            --------    ---------    ----------   ----------   ----------   ----------
Net Increase (Decrease)
 in Net Assets..........      57,622       10,705     1,590,583    2,268,271    1,894,633    1,000,920
Net Assets:
Beginning of
 Period/Year............     123,866      113,161     3,352,936    1,084,665    1,473,432      472,512
                            --------    ---------    ----------   ----------   ----------   ----------
End of Period/Year......    $181,488    $ 123,866    $4,943,519   $3,352,936   $3,368,065   $1,473,432
                            ========    =========    ==========   ==========   ==========   ==========

                                                       INVESTMENT COMPANY
                          -----------------------------------------------------------------------------
                                                           SHORT-TERM                 MID-TERM
                                  BOND FUND                 BOND FUND                 BOND FUND
                          ------------------------- ------------------------- -------------------------
                          FOR THE SIX               FOR THE SIX               FOR THE SIX
                          MONTHS ENDED   FOR THE    MONTHS ENDED   FOR THE    MONTHS ENDED   FOR THE
                              JUNE      YEAR ENDED      JUNE      YEAR ENDED      JUNE      YEAR ENDED
                            30, 1997   DECEMBER 31,   30, 1997   DECEMBER 31,   30, 1997   DECEMBER 31,
                          (UNAUDITED)      1996      (UNAUDITED)     1996      (UNAUDITED)     1996
                          ------------ ------------ ------------ ------------ ------------ ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................    $ (5,682)   $  50,654     $  (225)     $   544     $  (1,229)    $ 40,162
 Net realized gain
  (loss) on investments.     (16,665)         561           9           13       (33,416)        (136)
 Net unrealized
  appreciation
  (depreciation) of
  investments ..........      35,990      (52,401)        714         (480)       36,147      (39,780)
                            --------    ---------     -------      -------     ---------     --------
Net Increase (Decrease)
 in net assets resulting
 from operations........      13,643       (1,186)        498           77         1,502          246
                            --------    ---------     -------      -------     ---------     --------
From Unit Transactions:
 Contributions..........     113,895      666,539       6,539       15,543         7,805       27,912
 Withdrawals............     (32,811)    (115,522)        (87)      (1,474)     ( 75,539)     (20,124)
 Net Transfers..........    (261,360)     176,333      (7,233)         294      (187,535)     280,396
                            --------    ---------     -------      -------     ---------     --------
Net Increase (Decrease)
 from unit transactions.    (180,276)     727,350        (781)      14,363      (255,269)     288,184
                            --------    ---------     -------      -------     ---------     --------
Net Increase (Decrease)
 in Net Assets..........    (166,633)     726,164        (283)      14,440      (253,767)     288,430
Net Assets:
Beginning of
 Period/Year............     902,272      176,108      20,266        5,826       309,958       21,528
                            --------    ---------     -------      -------     ---------     --------
End of Period/Year......    $735,639    $ 902,272     $19,983      $20,266     $  56,191     $309,958
                            ========    =========     =======      =======     =========     ========

   The accompanying notes are an integral part of these financial statements.

                                       X

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF CHANGES IN NET ASSETS

                                              INVESTMENT COMPANY
                          ---------------------------------------------------
                               COMPOSITE FUND        AGGRESSIVE EQUITY FUND
                          ------------------------- -------------------------
                          FOR THE SIX               FOR THE SIX
                          MONTHS ENDED   FOR THE    MONTHS ENDED   FOR THE
                              JUNE      YEAR ENDED      JUNE      YEAR ENDED
                            30, 1997   DECEMBER 31,   30, 1997   DECEMBER 31,
                          (UNAUDITED)      1996      (UNAUDITED)     1996
                          ------------ ------------ ------------ ------------
Increase (Decrease) in
 Net Assets:
 Net investment income
  (loss)................   $  (13,557)  $  189,648   $  (20,915)  $  340,535
 Net realized gain
  (loss) on investments.       (5,052)     (10,035)      20,591      113,218
 Net unrealized
  appreciation
  (depreciation) of
  investments...........      144,259      (69,001)     398,493      (71,005)
                           ----------   ----------   ----------   ----------
Net Increase (Decrease)
 in net assets resulting
 from operations........      125,650      110,612      398,169      382,748
                           ----------   ----------   ----------   ----------
From Unit Transactions:
 Contributions..........      372,609      957,159      891,739    1,334,514
 Withdrawals............      (90,655)    (394,678)    (152,137)      13,683
 Net Transfers..........       38,100       81,515      420,032      (97,433)
                           ----------   ----------   ----------   ----------
Net Increase (Decrease)
 from unit transactions.      320,054      643,996    1,159,634    1,250,764
                           ----------   ----------   ----------   ----------
Net Increase (Decrease)
 in Net Assets..........      445,704      754,608    1,557,803    1,633,512
Net Assets:
Beginning of
 Period/Year............    1,711,571      956,963    2,492,625      859,113
                           ----------   ----------   ----------   ----------
End of Period/Year......   $2,157,275   $1,711,571   $4,050,428   $2,492,625
                           ==========   ==========   ==========   ==========

                                                             SCUDDER
                          -----------------------------------------------------------------------------
                                  BOND FUND            CAPITAL GROWTH FUND       INTERNATIONAL FUND
                          ------------------------- ------------------------- -------------------------
                          FOR THE SIX               FOR THE SIX               FOR THE SIX
                          MONTHS ENDED   FOR THE    MONTHS ENDED   FOR THE    MONTHS ENDED   FOR THE
                              JUNE      YEAR ENDED      JUNE      YEAR ENDED      JUNE      YEAR ENDED
                            30, 1997   DECEMBER 31,   30, 1997   DECEMBER 31,   30, 1997   DECEMBER 31,
                          (UNAUDITED)      1996      (UNAUDITED)     1996      (UNAUDITED)     1996
                          ------------ ------------ ------------ ------------ ------------ ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................    $   866      $  1,841    $  116,648   $   65,921   $   12,705   $   2,996
 Net realized gain
  (loss) on investments.         (7)         (844)       49,610       41,159       11,413      43,909
 Net unrealized
  appreciation
  (depreciation) of
  investments...........        113          (511)      240,908       86,006       89,452      24,939
                            -------      --------    ----------   ----------   ----------   ---------
Net Increase (Decrease)
 in net assets resulting
 from operations........        972           486       407,166      193,086      113,570      71,844
                            -------      --------    ----------   ----------   ----------   ---------
From Unit Transactions:
 Contributions..........     37,968        36,598       537,606      774,932      172,209     325,676
 Withdrawals............     (2,918)      (28,324)      (90,899)    (338,868)     (55,155)   (187,224)
 Net Transfers..........      3,131         8,527       361,121      209,415      162,022     381,535
                            -------      --------    ----------   ----------   ----------   ---------
Net Increase (Decrease)
 from unit transactions.     38,181        16,801       807,828      645,479      279,076     519,987
                            -------      --------    ----------   ----------   ----------   ---------
Net Increase (Decrease)
 in Net Assets..........     39,153        17,287     1,214,994      838,565      392,646     591,831
Net Assets:
Beginning of
 Period/Year............     44,502        27,215     1,628,106      789,541      941,899     350,068
                            -------      --------    ----------   ----------   ----------   ---------
End of Period/Year......    $83,655      $ 44,502    $2,843,100   $1,628,106   $1,334,545   $ 941,899
                            =======      ========    ==========   ==========   ==========   =========

   The accompanying notes are an integral part of these financial statements.

                                       XI

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF CHANGES IN NET ASSETS

                                AMERICAN CENTURY                       CALVERT
                          --------------------------------    --------------------------
                          VP CAPITAL APPRECIATION FUND        RESPONSIBLY INVESTED FUND
                          --------------------------------    --------------------------
                           FOR THE SIX         FOR THE         FOR THE SIX    FOR THE
                           MONTHS ENDED      YEAR ENDED       MONTHS ENDED   YEAR ENDED
                          JUNE 30, 1997     DECEMBER 31,      JUNE 30, 1997 DECEMBER 31,
                           (UNAUDITED)          1996           (UNAUDITED)      1996
                          --------------    --------------    ------------- ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................    $       10,413   $       72,186     $ (2,172)     $ 14,195
 Net realized gain
  (loss) on investments.           (22,974)         (24,573)       1,248        19,117
Net Unrealized
 appreciation
 (depreciation) of
 investments............           (11,871)         (76,750)      30,934       (14,038)
                            --------------   --------------     --------      --------
Net Increase (Decrease)
 in net assets resulting
 from operations........           (24,432)         (29,137)      30,010        19,274
                            --------------   --------------     --------      --------
From Unit Transactions:
 Contributions..........            79,163          563,738      136,117       146,610
 Withdrawals............           (59,737)        (154,878)     (17,782)      (34,382)
 Net Transfers..........           (98,283)        (288,819)      21,576         1,935
                            --------------   --------------     --------      --------
Net Increase (Decrease)
 from unit transactions.           (78,857)         120,041      139,911       114,163
                            --------------   --------------     --------      --------
Net Increase (Decrease)
 in Net Assets..........          (103,289)          90,904      169,921       133,437
Net Assets:
Beginning of
 Period/Year............           780,381          689,477      224,568        91,131
                            --------------   --------------     --------      --------
End of Period/Year......    $      677,092   $      780,381     $394,489      $224,568
                            ==============   ==============     ========      ========

                                                              FIDELITY
                          --------------------------------------------------------------------------------
                                     VIP                       VIP II                     VIP II
                                EQUITY-INCOME                  CONTRA                 ASSET MANAGER
                                     FUND                       FUND                       FUND
                          -------------------------- -------------------------- --------------------------
                           FOR THE SIX    FOR THE     FOR THE SIX    FOR THE     FOR THE SIX    FOR THE
                          MONTHS ENDED   YEAR ENDED  MONTHS ENDED   YEAR ENDED  MONTHS ENDED   YEAR ENDED
                          JUNE 30, 1997 DECEMBER 31, JUNE 30, 1997 DECEMBER 31, JUNE 30, 1997 DECEMBER 31,
                           (UNAUDITED)      1996      (UNAUDITED)      1996      (UNAUDITED)      1996
                          ------------- ------------ ------------- ------------ ------------- ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................   $  135,425    $   13,554   $   68,804    $  (15,320)   $ 77,599      $  5,594
 Net realized gain
  (loss) on investments.       16,060        20,214       34,217        21,162         635         1,185
 Net Unrealized
  appreciation
  (depreciation) of
  investments...........       94,401        92,537      164,191       287,039       1,194        44,376
                           ----------    ----------   ----------    ----------    --------      --------
Net Increase (Decrease)
 in net assets resulting
 from operations........      245,886       126,305      267,212       292,881      79,428        51,155
                           ----------    ----------   ----------    ----------    --------      --------
From Unit Transactions:
 Contributions..........      413,263     1,093,823      614,328     1,028,719     217,809       438,727
 Withdrawals............     (127,921)      (79,489)       2,138      (263,384)    (45,455)      (29,116)
 Net Transfers..........      169,048      (152,309)    (241,670)    1,082,254      39,756       105,633
                           ----------    ----------   ----------    ----------    --------      --------
Net Increase (Decrease)
 from unit transactions.      454,390       862,025      374,796     1,847,589     212,110       515,244
                           ----------    ----------   ----------    ----------    --------      --------
Net Increase (Decrease)
 in Net Assets..........      700,276       988,330      642,008     2,140,470     291,538       566,399
Net Assets:
Beginning of
 Period/Year/...........    1,337,280       348,950    2,543,834       403,364     653,484        87,085
                           ----------    ----------   ----------    ----------    --------      --------
End of Period/Year......   $2,037,556    $1,337,280   $3,185,842    $2,543,834    $945,022      $653,484
                           ==========    ==========   ==========    ==========    ========      ========

   The accompanying notes are an integral part of these financial statements.

                                      XII

                     AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

  Separate Account No. 2 of The American Life Insurance Company of New York ("Company") was established in conformity with New York Insurance Law and commenced operations on November 19, 1993 as a unit investment trust. On that date, the following American Life funds became available as investment options: Money Market Fund, All America Fund, Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, Scudder Bond Fund, Scudder Capital Growth Fund, Scudder International Fund, American Century VP Capital Appreciation Fund (formerly the TCI Growth Fund), and the Calvert Responsibly Invested Balanced Fund. The American Life funds invest in a corresponding fund of Mutual of America Investment Corporation ("Investment Company"), portfolio of Scudder Variable Life Investment Fund ("Scudder"), fund of American Century Variable Portfolios Inc. ("American Century") and a corresponding fund of Calvert Responsibly Invested Balanced Portfolio of Acacia Capital Corporation ("Calvert").

  On May 2, 1994 the Investment Company Aggressive Equity Fund became available as an investment option to Separate Account No. 2. Also, prior to May 2, 1994 the All America Fund was known as the Stock Fund and had a different objective and no sub-advisors.

  On May 1, 1995, Fidelity Investments' Equity-Income, Contrafund and Asset Manager Funds became available to Separate Account No. 2 as an investment option. The Fidelity Equity-Income Fund invests in the corresponding portfolio of Fidelity Variable Insurance Products Fund and the Contrafund and Asset Manager Funds invest in the corresponding portfolios of Fidelity Variable Insurance Products Fund II (collectively, "Fidelity").

  Separate Account No. 2 was formed by the Company to support the operations of the Company's group and individual variable accumulation annuity contracts ("Contracts"). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2's assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.

The significant accounting policies of Separate Account No. 2 are as follows:

  Investment Valuation--Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective Funds or Portfolios.

  Investment Transactions--Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

  Federal Income Taxes--Separate Account No. 2 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code of 1986. No provision for income taxes is required in the accompanying financial statements.

                                     XIII

                     AMERICAN LIFE SEPARATE ACCOUNT NO. 2
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

2. INVESTMENTS

  The number of shares owned by Separate Account No. 2 and their respective net asset values (rounded to the nearest cent) per share at June 30, 1997 are as follows:

                                                             NUMBER OF NET ASSET
                                                              SHARES     VALUE
                                                             --------- ---------
      Investment Company Funds:
       Money Market Fund....................................   138,267  $ 1.22
       All America Fund..................................... 1,615,030    2.85
       Equity Index Fund.................................... 1,638,629    1.92
       Bond Fund............................................   693,601    1.42
       Short-Term Bond Fund.................................    20,934    1.06
       Mid-Term Bond Fund...................................    48,684    0.92
       Composite Fund....................................... 1,119,233    1.90
       Aggressive Equity Fund............................... 2,470,631    1.67
      Scudder Portfolios:
       Bond Portfolio--Class "A"............................     9,992    6.69
       Capital Growth Portfolio--Class "A"..................   141,342   18.93
       International Portfolio--Class "A"...................    69,201   14.76
      American Century VP Capital Appreciation Fund.........    70,818    9.66
      Calvert Responsibly Invested Portfolio................   200,276    1.96
      Fidelity Portfolios:
       Equity-Income........................................    96,365   22.06
       Contrafund...........................................   180,153   17.93
       Asset Manager........................................    56,583   16.60

3. EXPENSES

  Administrative Charges--In connection with its administrative functions, the Company deducts daily, at an annual rate of .40%, an amount from the value of the net assets of all funds except the VP Capital Appreciation Fund for which the annual rate is .20% and each Fidelity fund for which the annual rate is
 .30%.

  In addition, a deduction of up to $2.00 may be made at the end of each month from a participant's account, except that such charge shall not exceed 1/12 of 1% of the balance in such account in any month.

  Distribution Expense Charge--The Insurance Company will make a deduction daily from the value of the net assets of each Fund, at an annual rate of
 .35%, to cover anticipated distribution expenses.

  Mortality and Expense Risk Charge--The Company assumes the risk to make annuity payments in accordance with annuity tables provided in the Contracts regardless of how long a participant lives and also assumes certain expense risks associated with such annuity payments. For assuming the risk, the Company deducts daily, at an annual rate of .50%, an amount from the value of the net assets of each fund.

4. DIVIDENDS

  All dividend distributions are reinvested in additional shares of the respective funds or portfolios at net asset value. No dividend distributions have been declared and none have been paid by the Investment Company during the first six months of 1997. It is the Investment Company's practice to declare and pay dividends at the end of the year.

  On January 29, 1997, February 26, 1997 and April 28, 1997, dividends were paid by the Scudder Bond Portfolio. The combined amount of the dividends was $1,440.

  On January 29, 1997, February 26, 1997 and April 28, 1997, dividends were paid by the Scudder Capital Growth Portfolio. The combined amount of the dividends was $128,418.

  On February 26, 1997 a dividend was paid by the Scudder International Portfolio. The amount of the dividend was $17,852.

                                      XIV

                     AMERICAN LIFE SEPARATE ACCOUNT NO. 2
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

  On March 29, 1997 a dividend was paid by the American Century VP Capital Appreciation Fund. The amount of the dividend was $14,033.

  On February 7, 1997 a dividend was paid by the Fidelity Equity-Income Portfolio. The amount of the dividend was $147,393.

  On February 7, 1997, a dividend was paid by the Fidelity Contrafund Portfolio. The amount of the dividend was $87,685.

  On February 7, 1997, a dividend was paid by the Fidelity Asset Manager Portfolio. The amount of the dividend was $82,858.

5. FINANCIAL HIGHLIGHTS

  Shown below are financial highlights for a Unit outstanding throughout the six months ended June 30, 1997 and each of the previous years or, if not in existence a full year, the initial period ended December 31:

                                                        INVESTMENT COMPANY
                                                    ---------------------------
                                                         MONEY MARKET FUND
                                                    ---------------------------
                                                     1997   1996   1995   1994
                                                    ------ ------ ------ ------
Unit value, beginning of year/period............... $ 1.87 $ 1.80 $ 1.72 $ 1.68
                                                    ====== ====== ====== ======
Unit value, end of year/period..................... $ 1.91 $ 1.87 $ 1.80 $ 1.72
                                                    ====== ====== ====== ======
Units outstanding, end of year/period.............. 94,957 66,104 62,822 29,648
                                                    ====== ====== ====== ======

                                                    INVESTMENT COMPANY
                                          --------------------------------------
                                                     ALL AMERICA FUND
                                          --------------------------------------
                                            1997     1996    1995    1994  1993
                                          --------- ------- ------- ------ -----
Unit value, beginning of year/period..... $    5.39 $  4.52 $  3.35 $ 3.36 $3.31
                                          ========= ======= ======= ====== =====
Unit value, end of year/period........... $    6.27 $  5.39 $  4.52 $ 3.35 $3.36
                                          ========= ======= ======= ====== =====
Units outstanding, end of year/period....   788,389 621,536 239,745 91,238    27
                                          ========= ======= ======= ====== =====
                                                    INVESTMENT COMPANY
                                          --------------------------------------
                                                    EQUITY INDEX FUND
                                          --------------------------------------
                                            1997     1996    1995    1994  1993
                                          --------- ------- ------- ------ -----
Unit value, beginning of year/period..... $    1.72 $  1.42 $  1.05 $ 1.05 $1.04
                                          ========= ======= ======= ====== =====
Unit value, end of year/period........... $    2.06 $  1.72 $  1.42 $ 1.05 $1.05
                                          ========= ======= ======= ====== =====
Units outstanding, end of year/period.... 1,638,132 858,298 333,578 35,717   185
                                          ========= ======= ======= ====== =====

                                                       INVESTMENT COMPANY
                                                  -----------------------------
                                                            BOND FUND
                                                  -----------------------------
                                                   1997    1996    1995   1994
                                                  ------- ------- ------ ------
Unit value, beginning of year/period............. $  2.75 $  2.69 $ 2.28 $ 2.39
                                                  ======= ======= ====== ======
Unit value, end of year/period................... $  2.81 $  2.75 $ 2.69 $ 2.28
                                                  ======= ======= ====== ======
Units outstanding, end of year/period............ 261,880 328,371 65,503 23,434
                                                  ======= ======= ====== ======

                                      XV

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                         INVESTMENT COMPANY
                                                      -------------------------
                                                        SHORT-TERM BOND FUND
                                                      -------------------------
                                                       1997   1996  1995  1994
                                                      ------ ------ ----- -----
Unit value, beginning of year/period................. $ 1.14 $ 1.10 $1.03 $1.03
                                                      ====== ====== ===== =====
Unit value, end of year/period....................... $ 1.16 $ 1.14 $1.10 $1.03
                                                      ====== ====== ===== =====
Units outstanding, end of year/period................ 17,173 17,798 5,302 3,639
                                                      ====== ====== ===== =====

                                                        INVESTMENT COMPANY
                                                    ---------------------------
                                                        MID-TERM BOND FUND
                                                    ---------------------------
                                                     1997   1996    1995  1994
                                                    ------ ------- ------ -----
Unit value, beginning of year/period............... $ 1.19 $  1.16 $ 1.01 $1.06
                                                    ====== ======= ====== =====
Unit value, end of year/period..................... $ 1.21 $  1.19 $ 1.16 $1.01
                                                    ====== ======= ====== =====
Units outstanding, end of year/period.............. 46,277 260,862 18,581 3,694
                                                    ====== ======= ====== =====

                                                    INVESTMENT COMPANY
                                           -------------------------------------
                                                      COMPOSITE FUND
                                           -------------------------------------
                                            1997    1996    1995    1994   1993
                                           ------- ------- ------- ------- -----
Unit value, beginning of year/period...... $  3.75 $  3.39 $  2.82 $  2.95 $2.93
                                           ======= ======= ======= ======= =====
Unit value, end of year/period............ $  4.00 $  3.75 $  3.39 $  2.82 $2.95
                                           ======= ======= ======= ======= =====
Units outstanding, end of year/period..... 539,630 456,304 281,905 131,650   322
                                           ======= ======= ======= ======= =====

                                                     INVESTMENT COMPANY
                                             -----------------------------------
                                                   AGGRESSIVE EQUITY FUND
                                             -----------------------------------
                                               1997      1996     1995    1994
                                             --------- --------- ------- -------
Unit value, beginning of year/period........ $    1.80 $    1.43 $  1.05 $  1.00
                                             ========= ========= ======= =======
Unit value, end of year/period.............. $    2.02 $    1.80 $  1.43 $  1.05
                                             ========= ========= ======= =======
Units outstanding, end of year/period....... 2,002,096 1,386,311 599,553 106,710
                                             ========= ========= ======= =======

                                                           SCUDDER
                                             -----------------------------------
                                                          BOND FUND
                                             -----------------------------------
                                              1997    1996   1995   1994   1993
                                             ------- ------ ------ ------ ------
Unit value, beginning of year/period........  $11.48 $11.30 $ 9.69 $10.32 $10.24
                                             ======= ====== ====== ====== ======
Unit value, end of year/period..............  $11.76 $11.48 $11.30 $ 9.69 $10.32
                                             ======= ====== ====== ====== ======
Units outstanding, end of year/period.......   7,114  3,877  2,407    799     --
                                             ======= ====== ====== ====== ======
                                                           SCUDDER
                                             -----------------------------------
                                                     CAPITAL GROWTH FUND
                                             -----------------------------------
                                              1997    1996   1995   1994   1993
                                             ------- ------ ------ ------ ------
Unit value, beginning of year/period........ $ 22.11 $18.64 $14.67 $16.46 $16.10
                                             ======= ====== ====== ====== ======
Unit value, end of year/period.............. $ 27.25 $22.11 $18.64 $14.67 $16.46
                                             ======= ====== ====== ====== ======
Units outstanding, end of year/period....... 104,339 73,641 42,366 22,116     59
                                             ======= ====== ====== ====== ======

                                      XVI

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                           SCUDDER
                                              ----------------------------------
                                                      INTERNATIONAL FUND
                                              ----------------------------------
                                               1997   1996   1995   1994   1993
                                              ------ ------ ------ ------ ------
Unit value, beginning of year/period......... $13.43 $11.85 $10.80 $11.06 $10.36
                                              ====== ====== ====== ====== ======
Unit value, end of year/period............... $15.23 $13.43 $11.85 $10.80 $11.06
                                              ====== ====== ====== ====== ======
Units outstanding, end of year/period........ 87,645 70,139 29,549 52,296     38
                                              ====== ====== ====== ====== ======
                                                       AMERICAN CENTURY
                                              ----------------------------------
                                                 VP CAPITAL APPRECIATION FUND
                                              ----------------------------------
                                               1997   1996   1995   1994   1993
                                              ------ ------ ------ ------ ------
Unit value, beginning of year/period......... $11.53 $12.18 $ 9.39 $ 9.61 $ 9.38
                                              ====== ====== ====== ====== ======
Unit value, end of year/period............... $11.07 $11.53 $12.18 $ 9.39 $ 9.61
                                              ====== ====== ====== ====== ======
Units outstanding, end of year/period........ 61,151 67,688 56,618 13,116     20
                                              ====== ====== ====== ====== ======

                                                             CALVERT
                                                  -----------------------------
                                                    RESPONSIBLY INVESTED FUND
                                                  -----------------------------
                                                   1997    1996    1995   1994
                                                  ------- ------- ------ ------
Unit value, beginning of year/period............. $  2.23 $  2.01 $ 1.57 $ 1.64
                                                  ======= ======= ====== ======
Unit value, end of year/period................... $  2.45 $  2.23 $ 2.01 $ 1.57
                                                  ======= ======= ====== ======
Units outstanding, end of year/period............ 160,900 100,573 45,392 18,308
                                                  ======= ======= ====== ======

                                                              FIDELITY VIP
                                                         ----------------------
                                                           EQUITY-INCOME FUND
                                                         ----------------------
                                                          1997    1996    1995
                                                         ------- ------- ------
Unit value, beginning of year/period.................... $ 21.93 $ 19.43 $16.30
                                                         ======= ======= ======
Unit value, end of year/period.......................... $ 25.38 $ 21.93 $19.43
                                                         ======= ======= ======
Units outstanding, end of year/period...................  80,281  60,979 17,958
                                                         ======= ======= ======
                                                            FIDELITY VIP II
                                                         ----------------------
                                                              CONTRA FUND
                                                         ----------------------
                                                          1997    1996    1995
                                                         ------- ------- ------
Unit value, beginning of year/period.................... $ 16.59 $ 13.85 $11.43
                                                         ======= ======= ======
Unit value, end of year/period.......................... $ 18.41 $ 16.59 $13.85
                                                         ======= ======= ======
Units outstanding, end of year/period................... 173,041 153,360 29,132
                                                         ======= ======= ======
                                                            FIDELITY VIP II
                                                         ----------------------
                                                           ASSET MANAGER FUND
                                                         ----------------------
                                                          1997    1996    1995
                                                         ------- ------- ------
Unit value, beginning of year/period.................... $ 17.72 $ 15.66 $14.04
                                                         ======= ======= ======
Unit value, end of year/period.......................... $ 19.60 $ 17.72 $15.66
                                                         ======= ======= ======
Units outstanding, end of year/period...................  48,222  36,872  5,561
                                                         ======= ======= ======

                                      XVII

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

           320 Park Avenue New York, New York 10022-6839 212-224-1700



            A subsidiary of Mutual of America Life Insurance Company
   Mutual of America Life Insurance Company is a Registered Broker-Dealer and Distributes the variable products of The American Life Insurance Company of New
                                      York